Consolidated Statements of Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Common Stock, Shares Beginning Balance	366,880	366,888	367,026
Purchase of treasury stock, Shares	(14)	(8)	(139)
Reissuance of treasury stock, Shares	(1)	0	(1)
Common Stock, Shares Ending Balance	366,867	366,880	366,888